Income Taxes (Summary Of Tax Years By Jurisdiction) (Details)	12 Months Ended
Dec. 31, 2012
Maximum [Member] | Canada [Member] | Federal Jurisdiction [Member]
Income Tax Contingency [Line Items]
Taxation Year	2012
Maximum [Member] | Canada [Member] | Provincial/State [Member]
Income Tax Contingency [Line Items]
Taxation Year	2012
Maximum [Member] | United States [Member] | Federal Jurisdiction [Member]
Income Tax Contingency [Line Items]
Taxation Year	2012
Maximum [Member] | United States [Member] | Provincial/State [Member]
Income Tax Contingency [Line Items]
Taxation Year	2012
Maximum [Member] | Other [Member] | Other Taxing Authority [Member]
Income Tax Contingency [Line Items]
Taxation Year	2012
Minimum [Member] | Canada [Member] | Federal Jurisdiction [Member]
Income Tax Contingency [Line Items]
Taxation Year	2005
Minimum [Member] | Canada [Member] | Provincial/State [Member]
Income Tax Contingency [Line Items]
Taxation Year	2005
Minimum [Member] | United States [Member] | Federal Jurisdiction [Member]
Income Tax Contingency [Line Items]
Taxation Year	2008
Minimum [Member] | United States [Member] | Provincial/State [Member]
Income Tax Contingency [Line Items]
Taxation Year	2008
Minimum [Member] | Other [Member] | Other Taxing Authority [Member]
Income Tax Contingency [Line Items]
Taxation Year	2011